Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.3%

	Australia — 3.3%
224,400	AGL Energy, Ltd.	1,381,440
1,842,197	Alumina, Ltd.	2,275,084
208,100	Australia & New Zealand Banking Group, Ltd.	4,397,906
1,987,600	Beach Energy, Ltd.	1,850,317
294,129	BGP Holdings Plc* (a)	—
115,148	BHP Group Plc	3,388,217
99,586	BHP Group Plc, ADR	5,944,288
72,674	BHP Group, Ltd.	2,649,980
418,865	BlueScope Steel, Ltd.	6,905,607
101,616	Boral, Ltd.*	560,718
390,709	Champion Iron, Ltd.*	1,871,413
80,653	Codan, Ltd.	1,091,721
240,808	Collins Foods, Ltd.	2,073,623
6,581	CSL, Ltd.	1,409,034
860,705	CSR, Ltd.	3,721,965
530,245	Deterra Royalties, Ltd.(b)	1,791,367
4,446	Domino’s Pizza Enterprises, Ltd.	402,243
874,039	Fortescue Metals Group, Ltd.	15,315,357
1,233,793	Genworth Mortgage Insurance Australia, Ltd.*	2,037,795
1,436,485	Harvey Norman Holdings, Ltd.(b)	5,909,859
28,097	Iluka Resources, Ltd.	193,009
645,014	Incitec Pivot, Ltd.	1,152,502
731,800	Inghams Group, Ltd.	2,186,608
80,574	Integrated Research, Ltd.(b)	117,655
42,269	McMillan Shakespeare, Ltd.	410,948
1,224,800	Metcash, Ltd.(b)	3,668,880
76,000	Mineral Resources, Ltd.	3,065,673
1,454,500	Mirvac Group REIT	3,188,541
154,615	oOh!media, Ltd.*	203,135
1,626,284	Orora, Ltd.	4,065,707
810,700	Perenti Global, Ltd.	407,784
898,400	Qantas Airways, Ltd.*	3,143,049
79,327	Rio Tinto Plc	6,519,289
91,850	Rio Tinto Plc, ADR	7,705,296
110,407	Rio Tinto, Ltd.	10,496,946
370,001	South32, Ltd.	813,890
1,011,400	Stockland REIT	3,538,379
345,218	Super Retail Group, Ltd.(b)	3,345,917

	Total Australia	119,201,142

	Austria — 0.4%
2,776	ANDRITZ AG	155,978
100,502	OMV AG	5,717,323
58,077	voestalpine AG	2,365,117
132,183	Wienerberger AG	5,094,567

	Total Austria	13,332,985

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Belgium — 0.7%
66,193	Ageas SA	3,673,721
154,028	Anheuser-Busch InBev SA/NV	11,107,670
13,127	Anheuser-Busch InBev SA/NV, ADR	945,275
13,514	Etablissements Franz Colruyt NV	755,799
24,905	Groupe Bruxelles Lambert SA	2,786,318
21,701	Telenet Group Holding NV	816,836
34,100	UCB SA	3,565,121

	Total Belgium	23,650,740

	Brazil — 0.7%
322,500	Duratex SA	1,529,639
2,264,992	Magazine Luiza SA*	9,546,834
87,252	Wheaton Precious Metals Corp.	3,849,995
209,206	Yara International ASA	11,018,008

	Total Brazil	25,944,476

	Canada — 1.2%
92,791	Agnico Eagle Mines, Ltd.	5,617,066
186,365	ARC Resources, Ltd.(b)	1,587,782
54,900	Artis Real Estate Investment Trust REIT	496,995
242,255	Atlas Corp.	3,452,134
10,600	Brookfield Infrastructure Corp. Class A	799,240
31,900	Canadian Tire Corp., Ltd. Class A(b)	5,053,302
7,250	Canfor Corp.*	165,662
5,400	CGI, Inc.*	490,112
38,160	Descartes Systems Group, Inc. (The)* (b)	2,641,894
117,900	Enerplus Corp.(b)	848,332
19,500	Exco Technologies, Ltd.	164,088
122,798	Franco-Nevada Corp.	17,839,080
397	Gildan Activewear, Inc.(b)	14,664
58,800	Loblaw Cos., Ltd.	3,622,589
267,100	ShawCor, Ltd.*	1,274,781

	Total Canada	44,067,721

	China — 1.0%
1,310,000	China Medical System Holdings, Ltd.	3,449,654
3,542,000	China Resources Cement Holdings, Ltd.	3,366,014
94,420	GDS Holdings, Ltd., ADR*	7,411,026
3,714,000	Jiangnan Group, Ltd.	186,517
1,940,000	Lee & Man Paper Manufacturing, Ltd.	1,476,387
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,372,812
1,289,000	Shenzhen International Holdings, Ltd.	1,782,659
76,000	SITC International Holdings Co., Ltd.	317,570
781,000	Wuxi Biologics Cayman, Inc.*	14,310,900
3,344,400	Yangzijiang Shipbuilding Holdings, Ltd.	3,508,112

	Total China	37,181,651

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Colombia — 0.1%
19,221	Millicom International Cellular SA*	760,575
61,991	Millicom International Cellular SA, SDR*	2,455,821

	Total Colombia	3,216,396

	Denmark — 1.4%
1,400	AP Moller - Maersk AS Class B	4,024,368
12,606	Carlsberg AS Class B	2,350,099
282,200	Danske Bank AS	4,966,194
50,200	DFDS AS*	2,832,409
80,255	ISS AS*	1,883,971
37,102	Jyske Bank AS *	1,795,177
188,300	Novo Nordisk AS Class B	15,777,375
183,433	Novozymes AS Class B	13,827,938
11,938	Pandora AS	1,604,921
16,507	Royal Unibrew AS	2,102,813
47,593	Sydbank AS	1,465,614

	Total Denmark	52,630,879

	Finland — 1.1%
130,610	Caverion OYJ	1,067,970
26,522	Kojamo OYJ	606,089
27,125	Konecranes OYJ Class A	1,142,592
219,728	Neste OYJ	13,456,122
2,102,803	Nokia OYJ*	11,260,372
305,100	Nordea Bank Abp	3,398,423
9,428	Orion OYJ Class B	405,299
155,706	TietoEVRY OYJ	4,919,125
61,100	Valmet OYJ	2,665,025
112,970	Wartsila OYJ Abp	1,676,649

	Total Finland	40,597,666

	France — 9.5%
64,400	Air Liquide SA	11,277,089
24,100	Arkema SA	3,023,786
146,709	AXA SA	3,720,611
119,700	BNP Paribas SA	7,505,018
78,800	Bouygues SA	2,914,673
115,030	Capgemini SE	22,099,091
504,353	Carrefour SA	9,919,696
33,000	Casino Guichard Perrachon SA*	1,046,854
98,400	Cie de Saint-Gobain	6,481,108
49,485	Cie Generale des Etablissements Michelin SCA	7,893,037
214,100	CNP Assurances	3,643,484
82,642	Coface SA	1,001,613
361,100	Credit Agricole SA	5,059,094
113,002	Danone SA	7,956,123
85,982	Dassault Systemes SE	20,852,068
190,810	Edenred	10,872,835

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	France — continued
124,860	Elior Group SA* 144A	932,851
36,854	Engie SA	504,970
40,867	EssilorLuxottica SA	7,542,968
419,041	Eutelsat Communications SA	4,896,856
17,435	Faurecia SE	855,373
14,057	Gaztransport Et Technigaz SA	1,135,241
42,863	IPSOS	1,807,051
52,845	L’Oreal SA	23,550,979
180,581	Legrand SA	19,115,128
28,927	LVMH Moet Hennessy Louis Vuitton SE	22,685,597
125,400	Metropole Television SA	2,638,150
536,500	Natixis SA	2,544,943
27,922	Nexans SA	2,544,712
36,500	Nexity SA	1,825,777
1,214,515	Orange SA	13,848,427
103,999	Pernod Ricard SA	23,087,839
62,549	Publicis Groupe SA	4,001,102
35,500	Quadient SA	1,066,801
88,716	Renault SA*	3,586,027
207,409	Rexel SA*	4,338,848
99,040	Safran SA	13,732,440
135,794	Sanofi	14,229,334
44,300	Societe BIC SA	3,078,574
107,400	Societe Generale SA	3,166,312
7,000	Sodexo SA*	653,313
18,791	Sopra Steria Group SACA	3,614,507
42,133	Teleperformance	17,103,208
219,200	Television Francaise 1	2,216,069
12,319	Thales SA	1,256,968
218,500	TOTAL SE	9,886,696
312,100	Valeo SA	9,389,934

	Total France	346,103,175

	Georgia — 0.0%
45,361	Bank of Georgia Group Plc*	842,204

	Germany — 6.1%
12,235	adidas AG	4,554,530
27,300	Allianz SE	6,808,481
44,682	Aurubis AG	4,141,574
93,000	Bayer AG	5,647,887
78,800	BMW AG	8,345,927
44,644	Brenntag SE	4,151,817
7,450	Carl Zeiss Meditec AG	1,439,657
21,764	Continental AG	3,199,916
149,257	Covestro AG 144A	9,639,636
200,826	Daimler AG	17,933,423
10,699	Deutsche Boerse AG	1,867,666
199,311	Deutsche Lufthansa AG* (b)	2,243,085

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
233,239	Deutsche Pfandbriefbank AG	2,306,276
212,491	Deutsche Post AG	14,454,330
149,400	Deutsche Telekom AG	3,155,815
67,919	Deutsche Wohnen SE	4,154,520
86,787	Deutz AG*	701,919
219,329	E.ON SE	2,537,039
167,806	Evonik Industries AG	5,627,755
16,328	Freenet AG	385,719
16,752	Fresenius Medical Care AG & Co. KGaA	1,391,429
66,200	Fresenius SE & Co. KGaA	3,453,899
169,745	GEA Group AG	6,876,432
10,327	Gerresheimer AG	1,142,014
33	HeidelbergCement AG	2,831
102,291	HUGO BOSS AG	5,565,563
382,525	Infineon Technologies AG	15,341,991
79,853	Knorr-Bremse AG	9,185,679
29,802	Koenig & Bauer AG*	994,883
6,217	Krones AG	555,536
33,539	LEG Immobilien AG	4,830,543
11,200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,067,498
129,295	Puma SE	15,417,434
76,423	Rheinmetall AG	7,549,486
41,232	SAP SE	5,810,926
27,377	Siltronic AG	4,561,529
23,409	SMA Solar Technology AG	1,343,065
183,889	Suedzucker AG	2,944,000
72,830	Symrise AG Class A	10,148,374
140,194	TAG Immobilien AG	4,449,014
42,000	Talanx AG*	1,717,374
84,000	United Internet AG	3,434,748
92,846	Vonovia SE	6,002,986
30,679	Zalando SE*	3,709,170

	Total Germany	222,793,376

	Hong Kong — 1.1%
963,200	AIA Group, Ltd.	11,968,915
62,900	Hongkong Land Holdings, Ltd.	299,404
1,036,500	Techtronic Industries Co., Ltd.	18,098,392
9,510,000	Tongda Group Holdings, Ltd.*	581,682
1,834,000	United Laboratories International Holdings, Ltd. (The)	1,504,353
5,145,500	WH Group, Ltd.	4,624,811
1,088,000	Xinyi Glass Holdings, Ltd.	4,434,183

	Total Hong Kong	41,511,740

	Hungary — 0.1%
229,600	MOL Hungarian Oil & Gas Plc*	1,829,025
119,100	Richter Gedeon Nyrt	3,174,626

	Total Hungary	5,003,651

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	India — 0.3%
591,540	HDFC Bank, Ltd.	11,913,566

	Indonesia — 0.2%
3,071,200	Bank Central Asia Tbk PT	6,380,683
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,130,582
7,888,300	Golden Agri-Resources, Ltd.	1,349,731

	Total Indonesia	8,860,996

	Ireland — 0.6%
7,700	AerCap Holdings NV*	394,317
58,721	C&C Group Plc*	197,122
46,615	Kerry Group Plc Class A	6,512,073
136,602	Ryanair Holdings Plc, ADR*	14,781,702

	Total Ireland	21,885,214

	Israel — 0.3%
16,300	Check Point Software Technologies, Ltd.*	1,892,919
27,594	Hilan, Ltd.	1,331,219
30,561	ICL Group, Ltd.	207,366
210,300	Teva Pharmaceutical Industries, Ltd.*	2,094,287
18,974	Wix.com, Ltd.*	5,507,773

	Total Israel	11,033,564

	Italy — 1.5%
3,024,100	A2A SpA	6,182,750
160,069	Autogrill SpA* (b)	1,173,124
6,676	Banca Generali SpA*	284,856
524,667	Banca Popolare di Sondrio SCPA(b)	2,276,018
153,887	BPER Banca	334,969
64,224	Datalogic SpA	1,518,696
105,991	Davide Campari-Milano NV	1,419,723
4,543	De’Longhi SpA	197,938
416,500	Enel SpA	3,868,441
1,131,173	Eni SpA	13,776,781
1,714	Interpump Group SpA	101,673
1,152,531	Leonardo SpA*	9,310,554
291,800	Mediobanca Banca di Credito Finanziario SpA*	3,408,551
1,308,827	OVS SpA* (b) 144A	2,477,213
260,810	Pirelli & C SpA 144A	1,514,307
19,798	Prysmian SpA	709,754
145,558	Reno de Medici SpA(b)	236,486
202,979	Rizzoli Corriere Della Sera Mediagroup SpA(b)	170,425
265,757	Saras SpA* (b)	222,189
596,700	Unipol Gruppo SpA	3,249,423
1,078,000	UnipolSai Assicurazioni SpA(b)	3,129,525

	Total Italy	55,563,396

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — 22.3%
151,500	ADEKA Corp.	2,846,000
35,900	Advantest Corp.	3,237,760
149,100	Adways, Inc.(b)	1,191,564
2,200	AEON REIT Investment Corp. REIT	3,260,654
134,600	AGC, Inc.(b)	5,651,284
213,700	Air Water, Inc.(b)	3,288,581
10,300	Aisin Seiki Co., Ltd.	440,806
69,900	Ajinomoto Co., Inc.	1,816,304
193,100	Alpen Co., Ltd.(b)	5,137,619
33,200	Altech Corp.(b)	580,305
21,100	Amada Co., Ltd.	213,490
121,700	Amano Corp.	3,071,283
23,000	Amiyaki Tei Co., Ltd.	604,271
136,700	Asics Corp.(b)	3,463,379
126,800	ASKA Pharmaceutical Holdings Co., Ltd.	1,125,309
297,300	Astellas Pharma, Inc.	5,181,790
23,100	Avex, Inc.(b)	341,536
32,200	Brother Industries, Ltd.	643,188
71,700	Can Do Co., Ltd.(b)	1,261,646
170,400	Canon, Inc.(b)	3,858,142
39,709	Canon, Inc., ADR	898,615
45,400	Central Glass Co., Ltd.	870,450
297,894	Chiba Bank, Ltd. (The)	1,795,577
214,300	Chubu Electric Power Co., Inc.	2,622,033
33,000	CKD Corp.	695,738
213,900	Credit Saison Co., Ltd.	2,609,430
374,300	Dai-ichi Life Holdings, Inc.	6,859,413
576,700	Daicel Corp.	4,749,111
53,200	Daikin Industries, Ltd.	9,917,182
111,200	Daiwa House Industry Co., Ltd.	3,341,310
113	Daiwa Office Investment Corp. REIT	786,999
1,244,600	Daiwa Securities Group, Inc.	6,841,431
60,000	Denka Co., Ltd.	1,997,477
88,000	Dexerials Corp.	1,858,474
85,100	DIC Corp.(b)	2,150,694
16,300	Disco Corp.	4,985,900
139,500	DMG Mori Co., Ltd.(b)	2,506,199
59,600	Dowa Holdings Co., Ltd.	2,349,311
52,800	Eagle Industry Co., Ltd.	534,232
5,500	Ebara Corp.(b)	271,060
275,800	EDION Corp.	2,696,126
1,251,100	ENEOS Holdings, Inc.	5,240,440
16,200	Enplas Corp.	539,319
10,400	EPS Holdings, Inc.	168,476
86,700	Ezaki Glico Co., Ltd.(b)	3,233,967
80,400	FANUC Corp.	19,410,019
27,700	Freebit Co., Ltd.(b)	196,912
56,800	FUJIFILM Holdings Corp.	4,216,373
9,200	Fujitsu General, Ltd.	244,278

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
30,000	Fujitsu, Ltd.	5,622,128
306,100	Fukuoka Financial Group, Inc.(b)	5,347,580
87,100	Furukawa Co., Ltd.	980,944
124,400	Futaba Industrial Co., Ltd.	586,190
58,900	Glory, Ltd.	1,222,152
37,800	Godo Steel, Ltd.	563,305
42,600	GungHo Online Entertainment, Inc.	848,622
292,194	Hachijuni Bank, Ltd. (The)	942,476
14,700	Hakuhodo DY Holdings, Inc.	228,334
322,500	Haseko Corp.	4,422,425
326,100	Hazama Ando Corp.	2,403,368
16,400	Hino Motors, Ltd.	144,363
71,300	Hirose Electric Co., Ltd.	10,439,004
13,100	Hitachi Metals, Ltd.*	250,693
188,400	Hitachi Zosen Corp.	1,217,072
112,400	Hitachi, Ltd.	6,441,809
132,800	Hokkaido Electric Power Co., Inc.(b)	601,842
501,500	Honda Motor Co., Ltd.	16,040,409
39,007	Honda Motor Co., Ltd., ADR	1,255,245
5,600	Hosokawa Micron Corp.	300,207
1,100	Hoya Corp.	145,986
69,900	Ichinen Holdings Co., Ltd.	765,820
12,800	Idemitsu Kosan Co., Ltd.	309,419
8,300	Iida Group Holdings Co., Ltd.	213,875
477,000	Inpex Corp.(b)	3,562,780
327,600	Isuzu Motors, Ltd.	4,330,023
165,500	Ito En, Ltd.(b)	9,826,516
248,200	ITOCHU Corp.	7,155,960
77,400	Jaccs Co., Ltd.	1,813,136
18,900	JAFCO Group Co., Ltd.	1,176,674
105,600	Japan Airlines Co., Ltd.*	2,284,400
153,300	Japan Aviation Electronics Industry, Ltd.	2,711,306
108,700	Japan Petroleum Exploration Co., Ltd.	1,955,797
61,900	JCR Pharmaceuticals Co., Ltd.	2,085,828
30,300	JFE Holdings, Inc.	355,170
12,300	JSR Corp.	372,358
11,700	JTEKT Corp.	120,068
59,000	Juki Corp.	421,543
186,600	K’s Holdings Corp.	2,146,934
12,500	Kaken Pharmaceutical Co., Ltd.	536,084
106,500	Kamigumi Co., Ltd.	2,161,857
278,400	Kandenko Co., Ltd.	2,174,726
27,800	Kaneka Corp.	1,120,940
282,500	Kanematsu Corp.	3,759,370
353,900	Kansai Electric Power Co., Inc. (The)	3,378,296
140,000	Kansai Paint Co., Ltd.	3,570,952
255,208	Kao Corp.(b)	15,716,251
5,700	Kappa Create Co., Ltd.* (b)	74,620
42,400	Katakura Industries Co., Ltd.	568,440

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
19,400	Kato Sangyo Co., Ltd.	591,666
170,500	Kawasaki Heavy Industries, Ltd.*	3,648,414
423,900	KDDI Corp.	13,233,746
49,800	Keyence Corp.	25,157,996
106,100	Kinden Corp.	1,734,079
175,100	Kirin Holdings Co., Ltd.(b)	3,417,124
46,700	Kissei Pharmaceutical Co., Ltd.	905,893
33,100	Kito Corp.	498,632
108,900	Kobayashi Pharmaceutical Co., Ltd.(b)	9,311,298
17,700	Kobe Steel, Ltd.	113,962
76,200	Kohnan Shoji Co., Ltd.	2,622,615
6,000	Konami Holdings Corp.	360,573
25,900	Konica Minolta, Inc.	143,280
12,886	Kose Corp.	2,029,438
107,700	Kubota Corp.(b)	2,180,394
147,700	Kuraray Co., Ltd.(b)	1,419,911
12,000	Kurimoto, Ltd.(b)	178,611
46,300	KYB Corp.*	1,568,502
110,200	Lion Corp.(b)	1,868,604
68,600	M3, Inc.	5,014,432
18,500	Makita Corp.	871,745
702,400	Marubeni Corp.	6,113,962
46,700	Matsumotokiyoshi Holdings Co., Ltd.	2,063,821
63,400	Maxell Holdings, Ltd.*	709,459
35,500	Mazda Motor Corp.*	333,922
492,200	Mebuki Financial Group, Inc.	1,037,704
107,700	Medipal Holdings Corp.	2,059,099
744,400	Mitsubishi Chemical Holdings Corp.	6,260,901
348,900	Mitsubishi Corp.	9,518,598
182,200	Mitsubishi Gas Chemical Co., Inc.	3,867,585
109,000	Mitsubishi Heavy Industries, Ltd.	3,210,388
69,900	Mitsubishi Materials Corp.	1,394,977
1,091,600	Mitsubishi UFJ Financial Group, Inc.	5,902,056
1,204,050	Mitsubishi UFJ Lease & Finance Co., Ltd.	6,454,723
65,700	Mitsui & Co., Ltd.	1,480,159
67,400	Mitsui Chemicals, Inc.	2,328,849
6,900	Mitsui OSK Lines, Ltd.	331,976
61,900	Mixi, Inc.	1,634,084
613,900	Mizuho Financial Group, Inc.	8,780,667
91,200	Mizuho Leasing Co., Ltd.	3,077,250
32,800	Mochida Pharmaceutical Co., Ltd.	1,075,701
131,000	MS&AD Insurance Group Holdings, Inc.	3,786,359
10,600	Nankai Electric Railway Co., Ltd.	226,631
15,000	NGK Insulators, Ltd.	251,915
87,700	Nihon House Holdings Co., Ltd.(b)	315,274
207,200	Nihon Kohden Corp.	5,917,867
9,200	Nintendo Co., Ltd.	5,356,374
3,800	Nippon Electric Glass Co., Ltd.	89,359
12,000	Nippon Express Co., Ltd.	914,677

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
99,400	Nippon Kayaku Co., Ltd.	940,355
19,000	Nippon Pillar Packing Co., Ltd.	379,863
30,300	Nippon Sanso Holdings Corp.(b)	621,615
424,000	Nippon Sheet Glass Co., Ltd.*	2,425,804
126,900	Nippon Soda Co., Ltd.	3,675,858
49,100	Nippon Steel Corp.	828,803
614,600	Nippon Telegraph & Telephone Corp.	16,028,108
52,000	Nippon Yusen KK	2,637,715
173,800	Nishio Rent All Co., Ltd.	4,854,311
996,900	Nissan Motor Co., Ltd.*	4,951,716
110,300	Nisshin Oillio Group, Ltd. (The)	3,050,915
29,300	Nissin Foods Holdings Co., Ltd.	2,111,902
29,300	Nitto Denko Corp.	2,188,458
49,000	Nojima Corp.	1,212,307
2,021,300	Nomura Holdings, Inc.	10,340,518
22,200	Nomura Micro Science Co., Ltd.(b)	858,077
209,400	Nomura Research Institute, Ltd.	6,933,463
438,041	North Pacific Bank, Ltd.	931,414
21,900	NSK, Ltd.	185,279
88,300	NTT Data Corp.	1,378,718
389,700	Obayashi Corp.	3,100,325
48,800	Obic Co., Ltd.	9,105,757
153,900	Okuwa Co., Ltd.	1,507,247
597,400	Olympus Corp.	11,884,487
97,300	Omron Corp.	7,723,335
513,400	ORIX Corp.	8,670,766
264,000	Osaka Gas Co., Ltd.	4,921,308
40,100	Otsuka Holdings Co., Ltd.(b)	1,664,481
120,300	Outsourcing, Inc.	2,188,357
81,700	Pilot Corp.(b)	2,767,745
68,400	Plenus Co., Ltd.	1,254,113
58,600	Pola Orbis Holdings, Inc.(b)	1,549,080
66,100	Prima Meat Packers, Ltd.	1,789,625
30,300	Punch Industry Co., Ltd.	194,647
13,000	Qol Holdings Co., Ltd.	181,548
394,600	Recruit Holdings Co., Ltd.	19,447,356
340,500	Rengo Co., Ltd.	2,837,756
714,000	Resona Holdings, Inc.	2,748,183
115,300	Resorttrust, Inc.	1,884,442
160,500	Ricoh Co., Ltd.	1,803,257
337,300	Rohto Pharmaceutical Co., Ltd.	9,071,452
130,400	Sangetsu Corp.	1,818,715
194,400	Sanki Engineering Co., Ltd.	2,460,870
53,700	Sankyu, Inc.	2,329,629
480,400	Santen Pharmaceutical Co., Ltd.	6,622,326
7,700	Sanyo Trading Co., Ltd.	90,327
40,100	Sawai Group Holdings Co., Ltd.	1,788,404
2,100	SCREEN Holdings Co., Ltd.	207,748
118,100	Secom Co., Ltd.	8,984,921

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
165,600	Seiko Epson Corp.	2,915,419
145,900	Seino Holdings Co., Ltd.	1,871,895
290,100	Shimadzu Corp.	11,226,052
21,400	Shin-Etsu Chemical Co., Ltd.	3,582,413
239,400	Shinmaywa Industries, Ltd.	2,068,516
154,100	Shinsei Bank, Ltd.	2,022,918
47,500	Shionogi & Co., Ltd.	2,478,354
6,600	Showa Denko KK	196,234
378,600	SKY Perfect JSAT Holdings, Inc.	1,381,503
18,200	SMC Corp.	10,765,204
63,600	Sohgo Security Services Co., Ltd.	2,899,504
1,670,600	Sojitz Corp.	5,042,355
148,100	Sompo Holdings, Inc.	5,478,859
44,300	Sony Corp.	4,316,646
28,911	Sony Corp., ADR	2,810,727
28,000	Studio Alice Co., Ltd.	622,615
17,300	SUMCO Corp.(b)	424,745
19,600	Sumitomo Bakelite Co., Ltd.	867,069
93,000	Sumitomo Chemical Co., Ltd.	493,531
137,900	Sumitomo Corp.	1,848,772
10,100	Sumitomo Dainippon Pharma Co., Ltd.	211,846
196,600	Sumitomo Electric Industries, Ltd.	2,903,211
90,600	Sumitomo Forestry Co., Ltd.(b)	1,661,150
134,400	Sumitomo Heavy Industries, Ltd.	3,705,415
25,400	Sumitomo Metal Mining Co., Ltd.	989,774
414,700	Sumitomo Mitsui Construction Co., Ltd.	1,763,568
182,300	Sumitomo Mitsui Financial Group, Inc.	6,290,738
158,100	Sumitomo Mitsui Trust Holdings, Inc.	5,025,469
424,700	Sumitomo Rubber Industries, Ltd.(b)	5,865,980
11,700	Sumitomo Seika Chemicals Co., Ltd.	379,494
37,100	T Hasegawa Co., Ltd.	822,290
38,400	T&D Holdings, Inc.	496,823
104,900	Taiheiyo Cement Corp.	2,303,282
69,300	Takara Bio, Inc.	1,851,288
8,300	Takara Holdings, Inc.	103,572
134,000	Takashimaya Co., Ltd.	1,458,438
11,400	TDK Corp.	1,385,584
389,600	Teijin, Ltd.	5,942,813
181,900	Terumo Corp.	7,378,267
27,200	Tohoku Electric Power Co., Inc.	213,208
154,500	Tokio Marine Holdings, Inc.	7,110,424
142,000	Tokuyama Corp.	2,893,990
10,000	Tokyo Electron, Ltd.	4,331,922
15,700	Tokyo Electron, Ltd., ADR	1,698,740
211,300	Tokyo Gas Co., Ltd.	3,992,216
21,000	Tokyo Steel Manufacturing Co., Ltd.	209,534
37,000	Tokyotokeiba Co., Ltd.(b)	1,511,803
229,200	Tokyu Construction Co., Ltd.	1,625,195
150,100	Tomy Co., Ltd.	1,287,460

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
16,900	Tosoh Corp.	291,742
13,400	TOTO, Ltd.	694,207
111,400	Towa Corp.	2,289,426
84,900	Towa Pharmaceutical Co., Ltd.	2,068,381
54,200	Toyo Ink SC Holdings Co., Ltd.(b)	961,038
201,400	Toyo Suisan Kaisha, Ltd.	7,757,321
25,700	Toyo Tanso Co., Ltd.	649,273
49,800	Toyota Motor Corp.	4,356,771
13,000	Toyota Tsusho Corp.	614,920
27,500	Transcosmos, Inc.	760,654
171,200	TS Tech Co., Ltd.	2,645,355
16,600	Tsubakimoto Chain Co.	474,115
68,500	UACJ Corp.*	1,717,592
135,900	Ube Industries, Ltd.(b)	2,753,754
48,700	Ulvac, Inc.(b)	2,470,322
187,300	Valor Holdings Co., Ltd.	3,820,589
274,100	Yamaha Motor Co., Ltd.(b)	7,458,167
36,200	Yamaichi Electronics Co., Ltd.	542,070
72,400	Yamazaki Baking Co., Ltd.	1,021,519
172,600	Yokogawa Electric Corp.	2,581,458
136,000	Yokohama Rubber Co., Ltd. (The)(b)	2,915,073

	Total Japan	812,543,984

	Luxembourg — 0.2%
103,073	APERAM SA	5,281,745
5,741	Eurofins Scientific SE*	656,316

	Total Luxembourg	5,938,061

	Mexico — 0.5%
4,798,500	America Movil SAB de CV Series L	3,615,052
1,935,400	Cemex SAB de CV, ADR*	16,257,360

	Total Mexico	19,872,412

	Netherlands — 4.7%
10,939	Adyen NV* 144A	26,729,973
607,600	Aegon NV	2,521,216
8,595	ASM International NV	2,823,410
53,971	ASML Holding NV	37,084,057
38,266	ASR Nederland NV	1,478,924
51,060	Euronext NV	5,552,626
100,266	Heineken NV	12,152,143
434,800	ING Groep NV	5,744,114
50,815	Intertrust NV* 144A	914,770
318,100	Koninklijke Ahold Delhaize NV	9,457,281
5,285	Koninklijke DSM NV	986,502
117,082	Koninklijke KPN NV	365,725
227,692	Koninklijke Philips NV	11,284,139
230,549	NN Group NV	10,876,178

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
78,957	Royal Dutch Shell Plc Class A	1,578,099
102,117	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	2,059,195
280,600	Royal Dutch Shell Plc Class B	5,423,012
155,203	Royal Dutch Shell Plc Class B, ADR	6,026,533
242,833	Signify NV 144A	15,360,629
50,901	TKH Group NV CVA, ADR	2,567,864
1,859	Topicus.com, Inc.*	135,188
106,410	Wolters Kluwer NV	10,690,959

	Total Netherlands	171,812,537

	New Zealand — 0.0%
292,169	SKYCITY Entertainment Group, Ltd.* (b)	716,577

	Norway — 0.4%
100,400	Austevoll Seafood ASA	1,246,074
237,976	DNB ASA	5,188,060
121,804	Equinor ASA	2,578,703
147,942	Golden Ocean Group, Ltd.	1,634,975
222,700	Leroy Seafood Group ASA	1,953,400

	Total Norway	12,601,212

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	487,449

	Portugal — 0.0%
782,528	Banco Espirito Santo SA(a) (c)	—
69,387	NOS SGPS SA	243,238

	Total Portugal	243,238

	Russia — 1.5%
69,667	Coca-Cola HBC AG*	2,515,752
212,761	Evraz Plc	1,739,999
9,000,000	Federal Grid Co. Unified Energy System PJSC	27,197
3,141,570	Gazprom PJSC	12,083,995
426,500	Gazprom PJSC, ADR	3,250,783
46,210	LUKOIL PJSC	4,285,196
55,300	LUKOIL PJSC, ADR	5,087,600
23,645	Magnit PJSC	1,715,591
17,119	MMC Norilsk Nickel PJSC	5,806,804
84,300	MMC Norilsk Nickel PJSC, ADR	2,872,101
6,794	Novatek PJSC	149,358
29,417	PhosAgro PJSC	1,916,336
335,240	Rosneft Oil Co. PJSC	2,619,602
29,914,000	ROSSETI PJSC	553,616
263,000	RusHydro PJSC	3,124
2,252,990	Sberbank of Russia PJSC	9,396,691
44,800	Tatneft PJSC, ADR	1,954,176

	Total Russia	55,977,921

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Singapore — 0.4%
3,565,000	IGG, Inc.	4,709,967
719,300	NetLink NBN Trust	508,358
259,300	United Overseas Bank, Ltd.	4,980,752
226,400	Venture Corp., Ltd.	3,235,489

	Total Singapore	13,434,566

	South Africa — 0.6%
17,400	Anglo American Platinum, Ltd.	2,009,961
390,686	Anglo American Plc	15,503,263
243,500	Aspen Pharmacare Holdings, Ltd.*	2,764,172
1,003,000	Old Mutual, Ltd.(b)	939,433
21,000	Thungela Resources, Ltd.* (b)	57,731

	Total South Africa	21,274,560

	South Korea — 1.3%
40,800	Kia Motors Corp.	3,246,175
514,053	Samsung Electronics Co., Ltd.	36,837,080
26,500	Samyang Foods Co., Ltd.	2,136,660
14,100	SK Telecom Co., Ltd.	4,006,571

	Total South Korea	46,226,486

	Spain — 2.4%
59,099	Acerinox SA	713,821
189,283	Amadeus IT Group SA*	13,315,609
1,645,300	Banco Santander SA*	6,281,767
4,699,610	CaixaBank SA(b)	14,457,063
291,677	Cellnex Telecom SA	18,581,744
53,689	eDreams ODIGEO SA* (b)	432,318
161,200	Enagas SA	3,724,892
205,901	Ercros SA*	817,997
48,013	Grupo Catalana Occidente SA	1,853,353
999,864	Iberdrola SA	12,189,400
20,191	Let’s GOWEX SA* (a) (c)	—
1,816,288	Mapfre SA(b)	3,839,393
481,400	Mediaset Espana Comunicacion SA*	3,020,022
12,967	Merlin Properties Socimi SA REIT(b)	134,338
752,626	Repsol SA(b)	9,419,863

	Total Spain	88,781,580

	Sweden — 2.8%
99,593	Bilia AB Class A	2,111,307
129,900	Boliden AB	4,997,235
121,561	Bonava AB Class B	1,338,256
349,799	Electrolux Professional AB Class B*	2,480,699
235,055	Epiroc AB Class A	5,359,556
403,862	Fingerprint Cards AB Class B*	1,542,318
242,121	H & M Hennes & Mauritz AB Class B*	5,747,159
984,134	Hexagon AB Class B	14,591,441

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
4,908	Industrivarden AB Class A	190,991
13,722	Industrivarden AB Class C	502,532
172,411	Intrum AB	5,646,805
21,356	Investor AB Class A	487,818
233,137	Investor AB Class B	5,377,159
78,133	Inwido AB	1,352,138
85,706	JM AB	2,965,384
6,878	L E Lundbergforetagen AB Class B	444,102
38,819	Lindab International AB	906,457
56,623	Nobia AB	483,326
273,206	Securitas AB Class B	4,315,889
18,211	Skandinaviska Enskilda Banken AB Class A	235,406
190,700	SKF AB Class B	4,858,840
392,401	Swedbank AB Class A	7,306,459
1,251,424	Telefonaktiebolaget LM Ericsson Class B	15,739,102
141,200	Telefonaktiebolaget LM Ericsson, ADR	1,776,296
390,400	Volvo AB Class B(b)	9,399,199

	Total Sweden	100,155,874

	Switzerland — 8.9%
236,987	ABB, Ltd.	8,047,841
154,607	Adecco Group AG	10,513,979
77,616	Arbonia AG	1,484,558
5,851	Bachem Holding AG Class B	3,468,760
8,249	Belimo Holding AG	3,774,898
178	Chocoladefabriken Lindt & Spruengli AG	1,772,586
150,661	Cie Financiere Richemont SA	18,246,875
128,926	Clariant AG	2,566,386
5,748	Comet Holding AG	1,582,589
426,400	Credit Suisse Group AG	4,470,892
3,903	dormakaba Holding AG(b)	2,662,240
15,600	Flughafen Zurich AG*	2,582,139
8,827	Geberit AG	6,627,293
6,069	Givaudan SA	28,252,185
157,550	Holcim, Ltd.*	9,459,647
27,841	Huber + Suhner AG	2,352,336
42,746	Julius Baer Group, Ltd.	2,792,236
24,665	Lonza Group AG	17,499,115
281,855	Nestle SA	35,133,156
263,349	Novartis AG	24,022,922
12,977	Partners Group Holding AG	19,675,735
57,600	Roche Holding AG	21,719,565
40,992	Schindler Holding AG	12,550,155
4,271	SGS SA	13,187,033
123	Siegfried Holding AG*	115,435
22,621	Sika AG (b)	7,402,880
22,320	Swatch Group AG (The)	1,474,156
5,300	Swatch Group AG (The) (Bearer Shares)	1,819,895
38,142	Swiss Life Holding AG	18,552,110

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
3,213	Tecan Group AG	1,593,378
41,936	Temenos AG	6,741,699
1,040,379	UBS Group AG	15,937,434
11,069	Valora Holding AG*	2,330,316
218	Wizz Air Holdings Plc* 144A	14,061
31,090	Zur Rose Group AG* (b)	11,923,411
5,887	Zurich Insurance Group AG	2,364,098

	Total Switzerland	324,713,994

	Taiwan — 2.1%
457,000	ASE Technology Holding Co., Ltd.	1,837,021
1,288,000	Chipbond Technology Corp.	3,328,345
1,483,000	ChipMOS Technologies, Inc.	2,533,541
1,961,000	Compeq Manufacturing Co., Ltd.	2,956,016
1,581,000	Fubon Financial Holding Co., Ltd.	4,193,303
931,000	Hon Hai Precision Industry Co., Ltd.	3,742,378
39,060	Sea, Ltd., ADR*	10,725,876
694,000	Taiwan Semiconductor Manufacturing Co., Ltd.	14,820,278
255,151	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	30,658,944

	Total Taiwan	74,795,702

	Thailand — 0.0%
16,831,100	Quality Houses PCL Class F	1,197,345

	Turkey — 0.1%
280,700	Coca-Cola Icecek AS	2,512,164

	United Kingdom — 10.2%
484,537	3i Group Plc	7,851,636
98,576	Aggreko Plc	1,173,853
204,440	Ashtead Group Plc	15,149,206
183,440	ASOS Plc*	12,569,296
67,850	AstraZeneca Plc	8,138,697
811,828	Babcock International Group Plc* (b)	3,252,350
1,202,700	BAE Systems Plc	8,672,874
1,364,400	Barclays Plc	3,225,356
280,200	Barratt Developments Plc	2,690,996
54,979	Bellway Plc	2,460,804
22,800	Berkeley Group Holdings Plc	1,447,290
93,857	Bodycote Plc	1,097,561
802,969	BP Plc	3,494,174
114,072	BP Plc, ADR	3,013,782
235,600	British American Tobacco Plc	9,113,150
268,973	British American Tobacco Plc, ADR	10,573,329
1,821,700	BT Group Plc*	4,882,180
1,634,400	Centrica Plc*	1,161,886
62,303	Chemring Group Plc	247,447
614,500	CK Hutchison Holdings, Ltd.	4,787,274
364,944	CNH Industrial NV	6,026,563

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
119,000	Compass Group Plc*	2,502,055
251,214	ConvaTec Group Plc 144A	834,977
208,800	Crest Nicholson Holdings Plc*	1,209,746
33,546	Croda International Plc	3,414,488
4,915	CVS Group Plc*	163,974
412,748	Diageo Plc	19,734,303
7,000	Diageo Plc, ADR	1,341,830
25,700	Dialog Semiconductor Plc*	1,998,114
992,500	Dixons Carphone Plc*	1,785,158
44,534	EMIS Group Plc	707,497
89,815	EnQuest Plc*	25,746
266,311	Experian Plc	10,249,565
7,453	Games Workshop Group Plc	1,173,738
1,082,881	GlaxoSmithKline Plc	21,233,459
46,569	GlaxoSmithKline Plc, ADR	1,854,378
57,397	Greggs Plc*	2,057,604
236,282	Halma Plc	8,787,006
622,255	Hays Plc*	1,363,348
218,127	Hiscox, Ltd.*	2,505,873
2,946,400	HSBC Holdings Plc	17,016,301
507,577	IMI Plc	12,060,508
229,500	Imperial Brands Plc	4,936,357
45,874	Inchcape Plc	487,019
105,541	Intertek Group Plc	8,062,720
1,699,153	J Sainsbury Plc	6,379,948
91,998	JD Sports Fashion Plc	1,167,963
22,417	Johnson Matthey Plc	951,646
172,095	Jupiter Fund Management Plc	670,429
1,756,600	Kingfisher Plc	8,845,159
5,315,800	Lloyds Banking Group Plc	3,428,686
452,302	M&G Plc	1,430,242
1,636,161	Man Group Plc	4,067,365
676,700	Marks & Spencer Group Plc*	1,369,055
341,021	Marston’s Plc*	414,336
101,286	Meggitt Plc*	645,318
603,396	Melrose Industries Plc	1,292,854
200,165	Micro Focus International Plc	1,512,553
484,800	Mitchells & Butlers Plc*	1,865,860
685,653	Mitie Group Plc*	644,093
584,660	Paragon Banking Group Plc	4,115,123
1,204,856	QinetiQ Group Plc	5,719,045
197,541	Reckitt Benckiser Group Plc	17,456,968
247,100	Redrow Plc	2,088,418
192,666	RELX Plc	5,107,581
266,653	Rotork Plc	1,253,924
175,524	Royal Mail Plc*	1,400,066
324,347	Sage Group Plc (The)	3,065,690
376,251	Senior Plc*	787,455
120,298	Smith & Nephew Plc	2,596,651

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
147,907	Spectris Plc	6,616,081
69,596	Spirax-Sarco Engineering Plc	13,089,925
176,743	Stagecoach Group Plc*	200,457
145,983	SThree Plc	930,699
562,500	Tate & Lyle Plc	5,737,853
1,350,500	Taylor Wimpey Plc	2,965,448
1,288,000	Tesco Plc	3,966,967
74,000	Vistry Group Plc	1,202,704
152,900	Vodafone Group Plc, ADR	2,619,177
287,880	Whitbread Plc*	12,415,940
1,330,700	Wm Morrison Supermarkets Plc	4,535,076
11,221	WPP Plc	151,013
33,400	WPP Plc, ADR	2,264,186

	Total United Kingdom	371,507,422

	United States — 4.3%
14,016	Agilent Technologies, Inc.	2,071,705
63,656	Analog Devices, Inc.	10,959,017
37,134	ANSYS, Inc.*	12,887,726
21,524	Atlassian Corp. Plc Class A*	5,528,655
17,349	Bruker Corp.	1,318,177
182,865	Cadence Design Systems, Inc.*	25,019,589
109,638	Colgate-Palmolive Co.	8,919,051
33,404	Core Laboratories NV	1,301,086
140,221	James Hardie Industries Plc, CDI	4,765,616
81,612	Janus Henderson Group Plc	3,167,362
764,100	JBS SA	4,431,242
14,647	Nordson Corp.	3,215,163
304,848	Schneider Electric SE	47,966,397
255,527	Stellantis NV	5,012,110
140,082	Swiss Re AG	12,651,101
261,131	Tenaris SA	2,846,536
17,904	Texas Instruments, Inc.	3,442,939

	Total United States	155,503,472

	Zambia — 0.0%
23,166	First Quantum Minerals, Ltd.	534,485

	TOTAL COMMON STOCKS (COST $2,753,706,609)	3,366,165,579

	INVESTMENT COMPANIES — 0.9%

	United States — 0.9%
301,990	iShares MSCI EAFE ETF	23,820,971
168,434	Vanguard FTSE Developed Markets ETF	8,677,720

	Total United States	32,498,691

	TOTAL INVESTMENT COMPANIES (COST $27,710,036)	32,498,691

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares		Description	Value ($)

		PREFERRED STOCKS — 1.6%

		Germany — 1.6%
5,781		BMW AG, 2.36%	519,661
176,650		Henkel AG & Co. KGaA, 2.04%	18,652,931
95,893		Porsche Automobil Holding SE, 2.26%	10,275,700
257,100		Schaeffler AG, 3.23%	2,372,084
98,414		Volkswagen AG, 2.21%	24,648,987

		Total Germany	56,469,363

		Russia — 0.0%
1,348,800		Surgutneftegas PJSC, 2.27%	854,288

		TOTAL PREFERRED STOCKS (COST $48,155,532)	57,323,651

		RIGHTS — 0.0%

		Italy — 0.0%
24		AUTOGRILL SpA, Expires 06/29/2021(a) (b)	24

		TOTAL RIGHTS (COST $—)	24

		WARRANT — 0.0%

		Switzerland — 0.0%
236,912		Cie Financiere Richemont SA, Expires 11/22/23*	158,907

		TOTAL WARRANT (COST $—)	158,907

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 2.5%

		Mutual Fund — Securities Lending Collateral — 2.5%
91,555,301		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d) (e)	91,555,301

		TOTAL SHORT-TERM INVESTMENT (COST $91,555,301)	91,555,301

		TOTAL INVESTMENTS — 97.3% (Cost $2,921,127,478)	3,547,702,153

		Other Assets and Liabilities (net) — 2.7%	99,071,064

		NET ASSETS — 100.0%	$3,646,773,217

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $24 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2021 was $1,457,972.

	(b)	All or a portion of this security is out on loan.

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(c)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(d)	The rate disclosed is the 7-day net yield as of June 30, 2021.

(e)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $58,418,417 which represents 1.6% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	28,475,902	JPY	3,009,376,000	08/19/21	HSBC Bank USA, N.A.	$1,351,249

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
720	MSCI EAFE Index	Sep 2021	$82,947,600	$(2,076,020)

Currency Abbreviations

JPY	— Japanese Yen
USD	— U.S. Dollar

Other Abbreviations

ADR	— American Depository Receipt
CDI	— CREST Depository Interest
CVA	— Certificaten Van Aandelen
REIT	— Real Estate Investment Trust
SDR	— Swedish Depository Receipt

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	22.3
Industrial	17.0
Consumer, Cyclical	13.1
Financial	13.1
Technology	9.9
Basic Materials	8.6
Communications	4.9
Energy	3.6
Utilities	1.3
Unaffiliated Funds	0.9
Diversified	0.1
Short-Term Investment	2.5
Other Assets and Liabilities (net)	2.7

100.0%

See accompanying Notes to the Schedule of Investments.